Schedule of Investments

ARK Innovation ETF

October 31, 2025 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.2%

Aerospace & Defense - 4.4%
Archer Aviation, Inc., Class A*	17,037,413	$191,159,774
BWX Technologies, Inc.	426,201	91,040,796
Kratos Defense & Security Solutions, Inc.*	943,976	85,524,225
Total Aerospace & Defense		367,724,795

Automobiles - 12.3%
Tesla, Inc.*	2,265,523	1,034,347,181

Biotechnology - 14.9%
Beam Therapeutics, Inc.*†	7,631,458	190,862,765
CRISPR Therapeutics AG (Switzerland)*†	6,643,647	425,126,971
Exact Sciences Corp.*	1,675,352	108,378,521
Intellia Therapeutics, Inc.*†	8,249,519	104,108,930
Natera, Inc.*	506,574	100,772,766
Recursion Pharmaceuticals, Inc., Class A*	17,664,485	97,507,957
Twist Bioscience Corp.*†	3,721,586	122,402,963
Veracyte, Inc.*	2,862,074	103,263,630
Total Biotechnology		1,252,424,503

Broadline Retail - 2.1%
Alibaba Group Holding Ltd. (China)(a)	253,462	43,197,529
Amazon.com, Inc.*	550,989	134,562,533
Total Broadline Retail		177,760,062

Capital Markets - 11.6%
Bullish (Cayman Islands)*	1,603,762	81,102,244
Coinbase Global, Inc., Class A*	1,430,181	491,667,624
Robinhood Markets, Inc., Class A*	2,743,315	402,663,776
Total Capital Markets		975,433,644

Consumer Finance - 0.9%
SoFi Technologies, Inc.*	2,402,715	71,312,581

Diversified Telecommunication - 0.4%
Iridium Communications, Inc.	1,905,686	36,493,887

Entertainment - 10.5%
Brera Holdings PLC, Class B (Ireland)*†	4,668,398	54,947,045
ROBLOX Corp., Class A*	2,977,183	338,565,251
Roku, Inc.*	4,529,775	480,745,020
Total Entertainment		874,257,316

Financial Services - 1.2%
Block, Inc.*	1,333,814	101,289,835

Health Care Equipment & Supplies - 0.2%
Cerus Corp.*†	10,102,844	14,851,181

Health Care Providers & Services - 0.5%
GeneDx Holdings Corp.*	318,626	43,623,086

Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc., Class A*	579,034	73,270,962
DraftKings, Inc., Class A*	2,872,367	87,865,707
Total Hotels, Restaurants & Leisure		161,136,669

Interactive Media & Services - 2.5%
Baidu, Inc. (China)*(a)	349,509	42,245,153
Meta Platforms, Inc., Class A	130,960	84,907,916
Pinterest, Inc., Class A*	2,491,666	82,474,144
Total Interactive Media & Services		209,627,213
Investments	Shares	Value

IT Services - 4.8%
Shopify, Inc., Class A (Canada)*	2,291,629	$398,422,618

Life Sciences Tools & Services - 8.2%
10X Genomics, Inc., Class A*†	7,900,959	107,769,081
Illumina, Inc.*	936,655	115,714,359
Pacific Biosciences of California, Inc.*†	20,464,792	47,887,613
Tempus AI, Inc.*	4,708,658	423,072,921
Total Life Sciences Tools & Services		694,443,974

Machinery - 0.9%
Deere & Co.	171,248	79,053,214

Media - 0.9%
Trade Desk, Inc. (The), Class A*	1,520,758	76,463,712

Semiconductors & Semiconductor Equipment - 9.3%
Advanced Micro Devices, Inc.*	1,399,543	358,450,953
NVIDIA Corp.	508,623	102,991,071
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	323,892	97,306,874
Teradyne, Inc.	1,229,134	223,407,396
Total Semiconductors & Semiconductor Equipment		782,156,294

Software - 11.7%
BitMine Immersion Technologies, Inc.*	4,478,807	208,936,347
Circle Internet Group, Inc.*	1,682,103	213,593,439
Gitlab, Inc., Class A*	1,958,116	95,458,155
PagerDuty, Inc.*†	6,140,424	98,615,209
Palantir Technologies, Inc., Class A*	1,824,415	365,740,475
Total Software		982,343,625
Total Common Stocks
(Cost $10,142,056,198)		8,333,165,390
WARRANTS–0.5%

Entertainment - 0.5%
Brera Holdings PLC	4,316,257	44,457,447
Total Warrants
(Cost $–)		44,457,447
MONEY MARKET FUND–0.2%
Goldman Sachs Financial Square Treasury
Obligations Fund, 3.94% (b)
(Cost $18,433,162)	18,433,162	18,433,162
Total Investments–99.9%
(Cost $10,160,489,360)		8,396,055,999
Other Assets in Excess of Liabilities–0.1%		6,358,160
Net Assets–100.0%		$8,402,414,159

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2025.

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2025	Value ($) at 10/31/2025(a)
Common Stocks — 13.9%

Biotechnology — 10.0%
Beam Therapeutics, Inc.
145,737,455	290,549,094	(292,383,042)	17,955,078	29,004,180	–	–	–	7,631,458	190,862,765

CRISPR Therapeutics AG
429,040,448	669,382,726	(747,535,479)	48,655,646	25,583,630	–	–	–	6,643,647	425,126,971

Intellia Therapeutics, Inc.
111,158,927	164,347,780	(183,116,625)	(15,533,607)	27,252,455	–	–	–	8,249,519	104,108,930

Twist Bioscience Corp.
137,016,861	178,278,724	(194,629,520)	2,884,962	(1,148,063)	–	–	–	3,721,586	122,402,963

Entertainment — 0.7%
Brera Holdings PLC
–	42,897,599	(17,863,345)	389,078	29,523,712	–	–	–	4,668,398	54,947,045

Health Care Equipment & Supplies — 0.2%
Cerus Corp.
14,913,051	25,612,977	(27,398,626)	(594,298)	2,318,077	–	–	–	10,102,844	14,851,181

Life Sciences Tools & Services — 1.8%
10X Genomics, Inc.
136,088,916	149,996,437	(181,532,882)	(7,133,451)	10,350,061	–	–	–	7,900,959	107,769,081

Pacific Biosciences of California, Inc.
33,052,192	40,646,143	(41,663,727)	(32,126,459)	47,979,464	–	–	–	20,464,792	47,887,613

Software — 1.2%
PagerDuty, Inc.
121,452,432	172,369,598	(193,326,076)	(10,831,894)	8,951,149	–	–	–	6,140,424	98,615,209
$1,128,460,282	$1,734,081,078	$(1,879,449,322)	$3,665,055	$179,814,665	$–	$–	$–	75,523,627	$1,166,571,758

(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of October 31, 2025.

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2025, based upon the three levels defined above:

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$8,333,165,390	$–	$–	$8,333,165,390
Warrants	44,457,447	–	–	44,457,447
Money Market Fund	18,433,162	–	–	18,433,162
Total	$8,396,055,999	$–	$–	$8,396,055,999

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.